MetLife Investments Securities, LLC

CRD No. 285684

SEC. I.D. No. 8-69857

STATEMENT OF FINANCIAL CONDITION

AS OF DECEMBER 31, 2022

AND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

*********

Filed in accordance with Rule 17a-5(e)(3)

under the Securities Exchange Act of 1934

as a PUBLIC DOCUMENT.

UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0123 Expires: Oct. 31, 2023 Estimated average burden hours per response: 12
ANNUAL REPORTS
FORM X-17A-5	SEC FILE NUMBER
PART III	8-53064

FACING PAGE

Information Required Pursuant to Rules 17a-5, 17a-12, and 18a-7 under the Securities Exchange Act of 1934

FILING FOR THE PERIOD BEGINNING	01/01/22	AND ENDING	12/31/22

	MM/DD/YY		MM/DD/YY

A. REGISTRANT IDENTIFICATION

NAME OF FIRM:    MetLife Investments Securities, LLC

TYPE OF REGISTRANT (check all applicable boxes):

☒ Broker-dealer         ☐ Security-based swap dealer         ☐ Major security-based swap participant

      ☐ Check here if respondent is also an OTC derivatives dealer

ADDRESS OF PRINCIPAL PLACE OF BUSINESS: (Do not use a P.O. box no.)

One MetLife Way

(No. and Street)

Whippany, NJ 07981-1449

(City) (State) (Zip Code)

PERSON TO CONTACT WITH REGARD TO THIS FILING

Michael Yick     973-355-4170             myick1@metlife.com

(Area Code - Telephone No.)               (Email Address)

B. ACCOUNTANT IDENTIFICATION

INDEPENDENT PUBLIC ACCOUNTANT whose reports are contained in this filing*

Deloitte & Touche LLP

(Name -if individual, state last, first and middle name)

30 Rockefeller Plaza New York, NY 10112-0015

(Address) (City) (State) (Zip Code)

10/10/2003                                                                      PCAOB ID No. 34.

(Date of Registration with PCAOB)(if applicable) (PCAOB Registration Number, if applicable)

FOR OFFICIAL USE ONLY

*

Claims for exemption from the requirement that the annual reports be covered by the reports of an independent public accountant must be supported by a statement of facts and circumstances relied on as the basis of the exemption. See 17CFR 240.17a-5(e)(1)(ii), if applicable.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays currently valid OMB control number.

OATH OR AFFIRMATION

I, Michael Yick, swear or affirm that, to the best of my knowledge and belief, the financial report pertaining to the firm of MetLife Investments Securities, LLC, as of December 31, 2022, are true and correct. I further swear (or affirm) that neither the company nor any partner, officer, director, or equivalent person, as the case may be, has any proprietary interest in any account classified solely as that of a customer.

Signature:

Title:

CFO

Notary Public

NOTE: Based upon the statement issued by SEC staff on June 18, 2020 and November 20, 2020, and difficulties arising from COVID-19, MetLife Investments Securities, LLC is making this filing without notarization.

This filing** contains (check all applicable boxes):

☒ (a) Statement of financial condition.

☒ (b) Notes to the statement of financial condition.

☐ (c) Statement of operations.

☐ (d) Statement of cash flows.

☐ (e) Statement of changes in member’s capital.

☐ (f) Statement of changes in liabilities subordinated to claims of creditors (not applicable).

☐ (g) Notes to the financial statements.

☐ (h) Computation of net capital under 17 CFR 240.15c3-1.

☐ (i) Computation of tangible net worth under 17 CFR 240.18a-2 (not applicable).

☐ (j) Computation for determination of customer reserve requirements pursuant to Exhibit A to 17 CFR 240. 15c3-3.

☐ (k) Computation for determination of security-based swap reserve requirements pursuant to Exhibit B to 17 CFR 240.15c3-3 or Exhibit A to 17 CFR 240.18a-4 (not applicable).

☐ (l) Computation for Determination of PAB Requirements under Exhibit A to § 240.15c3-3 (not applicable).

☐ (m) Information relating to possession or control requirements for customers under 17 CFR 240.15c3 -3.

☐ (n) Information relating to possession or control requirements for security-based swap customers under 17 CFR 240.15c3-3(p)(2) or 17 CFR 240.18a-4 (not applicable).

☐ (o) Reconciliations, including appropriate explanations, of the FOCUS Report with computation of net capital or tangible net worth under 17 CFR 240.15c3-1, 17 CFR 240.18a-1, or 17 CFR 240.18a-2, as applicable, and the reserve requirements under 17 CFR 240.15c3-3 or 17 CFR 240.18a-4, as applicable, if material differences exist, or a statement that no material differences exist.

☐ (p) Summary of financial data for subsidiaries not consolidated in the statement of financial condition (not applicable).

☒ (q) Oath or affirmation in accordance with 17 CFR 240.17a-5.

☐ (r) Compliance report in accordance with 17 CFR 240.17a-5 or 17 CFR 240.18a-7, (not applicable).

☐ (s) Exemption report in accordance with 17 CFR 240.17a-5.

☒ (t) Independent public accountant’s report based on an examination of the statement of financial condition .

☐ (u) Independent public accountant’s report based on an examination of the financial statements under 17 CFR 240.17a -5.

☐ (v) Independent public accountant’s report based on an examination of certain statements in the compliance report under 17 CFR 240.17a-5 or 17 CFR 240.18a-7, (not applicable).

☐ (w) Independent public accountant’s report based on a review of the exemption report under 17 CFR 240.17a-5.

☐ (x) Supplemental reports on applying agreed-upon procedures, in accordance with 17 CFR 240.15c3-1e (not applicable).

☐ (y) Report describing any material inadequacies found to exist or found to have existed since the date of the previous audit, or a statement that no material inadequacies exist, under 17 CFR 240.17a-12(k) (not applicable).

☐ (z) Other (not applicable):

**To request confidential treatment of certain portions of this filing, see 17 CFR 240.17a-5(e)(3).

MetLife Investments Securities, LLC

Deloitte & Touche LLP 30 Rockefeller Plaza 41st Floor New York, NY 10112-0015 USA Tel: +1 212 492 4000 Fax: +1 212 489 1687 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Member of MetLife Investments Securities, LLC

Opinion on the Financial Statement

We have audited the accompanying statement of financial condition of MetLife Investments Securities, LLC (the “Company”) as of December 31, 2022, and the related notes (collectively referred to as the “financial statement”). In our opinion, the financial statement presents fairly, in all material respects, the financial position of the Company as of December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The financial statement is the responsibility of the Company’s management. Our responsibility is to express an opinion on this financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

Emphasis of Matter

As described in Note 2, the accompanying financial statement includes significant transactions with certain affiliates and may not necessarily be indicative of the conditions that would have existed if the Company had operated as an unaffiliated business.

February 24, 2023

We have served as the Company’s auditor since 2017.

MetLife Investments Securities, LLC

Statement of Financial Condition

December 31, 2022

Assets
Cash	$1,941,138
Receivable from affiliate	73,290
Prepaid expenses	83,995

Total assets	$2,098,423

Liabilities and Member’s Capital

Liabilities
Payable to affiliate	38,025
Accrued liabilities	2,536

Total liabilities	40,561

Member’s Capital
Retained earnings	2,057,862

Total member’s capital	2,057,862

Total liabilities and member’s capital	$2,098,423

See accompanying notes to the statement of financial condition.

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MetLife Investments Securities, LLC

Notes to the Statement of Financial Condition

1. Organization

MetLife Investments Securities, LLC (the “Company”) is a registered broker-dealer under the Securities Exchange Act of 1934 (the “1934 Act”), and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Company’s sole member is MetLife Investors Group, LLC (the “Member”), and as such, the Company is a direct, wholly-owned subsidiary of the Member. The Member is a wholly-owned subsidiary of MetLife, Inc. (“MetLife”), a Delaware Corporation.

The Company, as an introducing broker, offers interests in certain private funds to unaffiliated investors. The funds are managed or advised by the Company’s U.S. Securities and Exchange Commission (“SEC”) registered investment advisor affiliate, MetLife Investment Management, LLC (“MIM”). The Company provides placement agent services for MIM’s institutional asset management businesses.

2. Summary of Significant Accounting Policies

Basis of Presentation - The statement of financial condition has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. The statement of financial condition includes significant transactions with certain affiliates and may not necessarily be indicative of the conditions that would have existed if the Company had operated as an unaffiliated business.

Use of Estimates - The preparation of the statement of financial condition in conformity with GAAP requires management to make estimates and assumptions that affect amounts of assets and liabilities at the date of the statement of financial condition. Actual results could materially differ from those estimates.

Cash - Cash is comprised of cash on deposit. The Company holds cash in an interest-bearing account, held at JPMorgan Chase Bank.

Revenue Recognition - Placement agent services provided to MIM include placing fund interests with purchasers as well as providing completed subscription agreements to the funds. The services are not separately distinct and therefore are bundled as a single performance obligation. Placement agent fee revenues earned by the Company from MIM are recorded on an accrual basis and are based on operating expenses plus ten percent. The services are provided to MIM continuously and the revenue is recognized over time as the applicable services are provided. Revenues recognized for the period are primarily related to performance obligations satisfied during the period. The related receivable from affiliate is settled in accordance with the services agreement (the “Services Agreement”) with MIM.

Operating Expenses - The Company has entered into a Services Agreement with MIM for certain administrative services necessary to conduct its activities. Typical services provided under the Services Agreement are described in Note 3. The semi-annual fixed service fee is an amount determined by the parties in their reasonable discretion using guidelines as specified in the Services Agreement. The related payables to affiliates are settled in accordance with the Services Agreement.

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Fair Value - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

The Company does not currently have any financial assets or liabilities carried at fair value. The assets and liabilities on the statement of financial condition (cash, receivable from affiliate, prepaid expenses, payable to affiliate and accrued liabilities) are carried at amounts other than fair value. The estimated fair value of these assets and liabilities approximates carrying value as they are short-term in nature and generally have negligible credit risk.

3. Related Party Transactions

As discussed in Note 2, the Company has entered into the Services Agreement, by which MIM provides certain administrative services to the Company including, but not limited to, payroll, accounting and financial reporting, information technology, legal, regulatory, compliance, human resources, billing, telephone, rental space, travel and entertainment, and various other services as may be agreed to by the parties to the Services Agreement from time to time.

The Company had a receivable from MIM of $73,290 as of December 31, 2022. The Company had a payable to MSS of $38,025 as of December 31, 2022.

4. Regulatory Requirements

The Company is subject to the SEC’s Uniform Net Capital Rule (“Rule 15c3-1” or “the Rule”) which requires the maintenance of minimum net capital. Because the Company carries no customer accounts and receives no customer funds or securities, it is exempt from Rule 15c3-3 under the 1934 Act in reliance upon Footnote 74 of the SEC Release No. 34-70073 adopting amendments to 17 C.F.R. § 240.17a-5. This exemption requires minimum net capital of 6-2/3% of aggregate indebtedness or $5,000, whichever is greater. At December 31, 2022, the Company had net capital of $1,900,577 which was $1,895,577 in excess of $5,000 the required minimum.

5. Income Taxes

The Company is considered a disregarded entity for U.S. income tax purposes. The provision for income tax expense (benefit) is passed through to MetLife, Inc.

6. Member’s Capital

MetLife Investors Group, LLC holds 100 percent of the Company’s membership interest and all of member’s capital.

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7. Contingencies

Litigation

Various litigation, claims and assessments against the Company may arise in the course of the Company’s business. Further, regulatory authorities may make inquiries and conduct investigations concerning the Company’s compliance with applicable laws and regulations.

It is not possible to predict the ultimate outcome of investigations and legal proceedings. In some matters, significant and/or indeterminate amounts including punitive and treble damages, may be sought. It is possible that an adverse outcome in such matters may have a material impact upon the Company’s financial position. Based on information currently known by the Company’s management, in its opinion the outcomes of any such pending investigation and legal proceedings are not likely to have such effect. Any costs resulting from such actions incurred by the Company would be reimbursed by the affiliates the Company serves.

8. Subsequent Events

The Company evaluated subsequent events through February 24, 2023, the date the statement of financial condition was issued, and has determined there are no material subsequent events, requiring adjustments to or disclosure in the statement of financial condition.

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Deloitte Deloitte & Toucha LLP 30 Rockefeller Plaza 41st Floor New York, NY 10112-0015 USA Tel: +1 212 492 4000 Fax: +1 212 489 1687 www.deloitto.com REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM To the Board of Managers and Member of MetLife Investments Securities, LLC We have reviewed management’s statements, included in the accompanying exemption report (the “Exemption Report”), in which MetLife Investments Securities, LLC (the “Company”) stated that the Company did not claim an exemption under paragraph (k) of 17 C.F.R. § 240.15c3-3 and filed the Exemption Report relying on Footnote 74 of the SEC Release No. 34-70073 adopting amendments to 17 C.F.R. § 240.17a-5 (“Footnote 74”) throughout the year ended December 31, 2022, without exception. The Company’s management is responsible for its statements. Our review was conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States) and, accordingly, included inquiries and other required procedures to obtain evidence about management’s statements within the Exemption Report. A review is substantially less in scope than an examination, the objective of which is the expression of an opinion on management’s statements. Accordingly, we do not express such an opinion. Based on our review, we are not aware of any material modifications that should be made to management’s statements referred to above for them to be fairly stated, in all material respects, based on the provisions of Footnote 74. Deloitte. Touche LLP february 24, 2023

METLIFE INVESTMENTS SECURITIES, LLC CRD No. 285684 SEC. I.D. No. 8-69857 metlife investments securities, llc exemption report MetLife Investments Securities, LLC (the “Company”) is a registered broker-dealer subject to Rule 17a-5 promulgated by the Securities and Exchange Commission (17 C.F.R. §240.17a-5, “Reports to be made by certain brokers and dealers”). This Exemption Report was prepared as required by 17 C.F.R. § 240.17a-5(d)(1) and (4). To the best of its knowledge and belief, the Company states the following: (1) The Company does not claim an exemption under paragraph (k) of 17 C.F.R. § 240.15c3-3; and (2) The Company is filing this Exemption Report relying on Footnote 74 of the SEC Release No. 3470073 adopting amendments to 17 C.F.R. § 240.17a-5 because the Company limits its business activities exclusively to: (1) the private placement of securities on a best efforts basis (as agent only); and (2) serving as broker for selling interests in unregistered private investment funds, and the Company did not (1) directly or indirectly receive, hold, or otherwise owe funds or securities for or to customers; (2) did not carry accounts of or for customers; and (3) did not carry PAB accounts (as defined in Rule 15c3-3) throughout the most recent fiscal year ended december 31, 2022 without exception. MetLife Investments Securities, LLC I, , affirm that, to my best knowledge and belief, this Exemption Report is true and correct. By: Title: february 22 2023

Deloitte.

Deloitte & Touche LLP
30 Rockefeller Plaza
41st Floor
New York, NY 10112-0015
USA

Tel:+1 212 492 4000
Fax:+1 212 489 1687
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON APPLYING AGREED-UPON PROCEDURES

MetLife Investments Securities, LLC
One MetLife Way
67 Whippany Road
Whippany, NJ 07981

We have performed the procedures enumerated below, which were agreed to by MetLife Investments Securities, LLC (the "Company") and the Securities Investor Protection Corporation (SIPC) (the "specified parties"), solely to assist the specified parties with respect to evaluating the Company's compliance with the applicable SIPC instructions as it relates to the accompanying General Assessment Reconciliation (Form SIPC-7) for the year ended December 31, 2022, and in accordance with Rule 17a-5(e)(4) under the Securities Exchange Act of 1934 and with the SIPC Series 600 Rules. Management is responsible for the Company's compliance with those requirements. This agreed-upon procedures engagement was conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States) and in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of those parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows:

1. Compared the listed assessment payments in Form SIPC-7 with respective cash disbursement records entries noting no differences;

2. Compared the total revenue amounts reported on the audited Form X-17A-5 for the year ended December 31, 2022, with the amounts reported in Form SIPC-7 for the year ended December 31, 2022, noting no differences;

3. Compared any adjustments reported in Form SIPC-7 with supporting schedules and working papers, noting no differences; and

4. Proved the arithmetical accuracy of the calculations reflected in Form SIPC-7 and in the related schedules and working papers supporting the adjustments noting no differences.

We were not engaged to and did not conduct an examination or a review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Company's compliance with the applicable SIPC instructions as it relates to the General Assessment Reconciliation (Form SIPC-7) for the year ended December 31, 2021. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. This report is intended solely for the information and use of the specified parties and is not intended to be, and should not be, used by anyone other than the specified parties. february 24, 2023

SIPC-7 (36-REV 12/18)

SECURITIES INVESTOR PROTECTION CORPORATION

P.O. Box 92185 Washington, D.C. 20090-2185
202-371-8300

General Assessment Reconciliation

SIPC-7 (36-REV 12/18)

For the fiscal year ended 2022

(Read carefully the instructions in your Working Copy before completing this Form)

TO BE FILED BY ALL SIPC MEMBERS WITH FISCAL YEAR ENDINGS

WORKING COPY

1. Name of Member, address, Designated Examining Authority, 1934 Act registration no. and month in which fiscal year ends for purposes of the audit requirement of SEC Rule 17a-5:

METLIFE INVESTMENTS SECURITIES, LLC
ONE METLIFE WAY
WHIPPANY, NJ 07981-1449

FINRA CRD No. 285684
SEC FILE No. 8-69857

Note: If any of the information shown on the mailing label requires correction, please e-mail any corrections to form@sipc.org and so indicate on the form filed.

Name and telephone number of person to contact respecting this form.

Michael Yick (973)355-4170

2. A.	General Assessment (item 2e from page 2)	$8,329
B.	Less payment made with SIPC-6 filed (exclude interest) 7/27/2022 Date Paid	(2,881)
C.	Less prior overpayment applied	( )
D.	Assessment balance due or (overpayment)	5,448
E.	Interest computed on late payment (see instruction E) for 212 days at 20% per annum	336
F.	Total assessment balance and interest due (or overpayment carried forward)	$5,784

G. **PAYMENT: √ the box**
Check mailed to P.O. Box ☐ **Funds Wired** ☑ **ACH** ☐
Total (must be same as F above) $5,784

H. Overpayment carried forward $( )

3. Subsidiaries (S) and predecessors (P) included in this form (give name and 1934 Act registration number):

MetLife Investments Securities, LLC - 8-69857

The SIPC member submitting this form and the person by whom it is executed represent thereby that all information contained herein is true, correct and complete.

MetLife Investments Securities, LLC
(Name of Corporation, Partnership or other organization)

(Authorized Signature)

Dated the 24 day of February, 20 23.

Vice President & CFO
(Title)

This form and the assessment payment is due 60 days after the end of the fiscal year. Retain the Working Copy of this form for a period of not less than 6 years, the latest 2 years in an easily accessible place.

SIPC REVIEWER

Dates: ________ Postmarked ________ Received ________ Reviewed

Calculations ________ Documentation ________ Forward Copy ________

Exceptions:

Disposition of exceptions:

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DETERMINATION OF “SIPC NET OPERATING REVENUES” AND GENERAL ASSESSMENT Amounts for the fiscal period beginning 1/1/2022 and ending 12/31/2022 Eliminate cents $ 5,552,527 Item No. 2a. Total revenue (FOCUS Line 12/Part IIA Line 9, Code 4030) 2b. Additions: (1) Total revenues from the securities business of subsidiaries (except foreign subsidiaries) and predecessors not included above. (2) Net loss from principal transactions in securities in trading accounts. (3) Net loss from principal transactions in commodities in trading accounts. (4) Interest and dividend expense deducted in determining item 2a. (5) Net loss from management of or participation in the underwriting or distribution of securities. (6) Expenses other than advertising, printing, registration fees and legal fees deducted in determining net profit from management of or participation in underwriting or distribution of securities. (7) Net loss from securities investment accounts. Total additions 2c. Deductions: (1) Revenues from the distribution of shares of a registered open end investment company or unit investment trust, from the sale of variable annuities, from the business of insurance, from investment advisory services rendered to registered investment companies or insurance company separate accounts, and from transactions in security futures products. (2) Revenues from commodity transactions. (3) Commissions, floor brokerage and clearance paid to other SIPC members in connection with securities transactions. (4) Reimbursements for postage in connection with proxy solicitation. (5) Net gain from securities in investment accounts. (6) 100% of commissions and markups earned from transactions in (i) certificates of deposit and (ii) Treasury bills, bankers acceptances or commercial paper that mature nine months or less from issuance date. (7) Direct expenses of printing advertising and legal fees incurred in connection with other revenue related to the securities business (revenue defined by Section 16(9)(L) of the Act). (8) Other revenue not related either directly or indirectly to the securities business. (See Instruction C): (Deductions in excess of $100,000 require documentation) (9) (i) Total interest and dividend expense (FOCUS Line 22/PART IIA Line 13, Code 4075 plus line 2b(4) above) but not in excess of total interest and dividend income. $ (ii) 40% of margin interest earned on customers securities accounts (40% of FOCUS line 5, Code 3960). $ Enter the greater of line (i) or (ii) Total deductions 2d. SIPC Net Operating Revenues $ 5,552,527 2e. General Assessment @ .0015 $ 8,329 (to page 1, line 2.A.) 2

SIPC-7 Instructions

This form is to be filed by all members of the Securities Investor Protection Corporation whose fiscal years end in 2011 and annually thereafter. The form together with the payment is due no later than 60 days after the end of the fiscal year, or after membership termination. Amounts reported herein must be readily reconcilable with the member's records and the Securities and Exchange Commission Rule 17a-5 report filed. Questions pertaining to this form should be directed to SIPC via e-mail at form@sipc.org or by telephoning 202-371-8300.

A. For the purposes of this form, the term "SIPC Net Operating Revenues" shall mean gross revenues from the securities business as defined in or pursuant to the applicable sections of the Securities Investor Protection Act of 1970 ("Act") and Article 6 of SIPC's bylaws (see page 4), less item 2c(9) on page 2.

B. Gross revenues of subsidiaries, except foreign subsidiaries, are required to be included in SIPC Net Operating Revenues on a consolidated basis except for a subsidiary filing separately as explained hereinafter.

If a subsidiary was required to file a Rule 17a-5 annual audited statement of income separately and is also a SIPC member, then such subsidiary must itself file SIPC-7, pay the assessment, and should not be consolidated in your SIPC-7.

SIPC Net Operating Revenues of a predecessor member which are not included in item 2a, were not reported separately and the SIPC assessments were not paid thereon by such predecessor, shall be included in item 2b(1).

C. Your General Assessment should be computed as follows:

(1) <u>Line 2a</u> For the applicable period enter total revenue based upon amounts reported in your Rule 17a-5 Annual Audited Statement of Income prepared in conformity with generally accepted accounting principles applicable to securities brokers and dealers, or if exempted from that rule, use X-17A-5 (FOCUS Report) Line 12, Code 4030.

(2) <u>Adjustments</u> The purpose of the adjustments on page 2 is to determine SIPC Net Operating Revenues.

(a) <u>Additions</u> Lines 2b(1) through 2b(7) assure that assessable income and gain items of SIPC Net Operating Revenues are totaled, unreduced by any losses (e.g., if a net loss was incurred for the period from all transactions in trading account securities, that net loss does not reduce other assessable revenues). Thus, line 2b(4) would include all short dividend and interest payments including those incurred in reverse conversion accounts, rebates on stock loan positions and repo interest which have been netted in determining line 2(a).

(b) <u>Deductions</u> Line 2c(1) through line 2c(9) are either provided for in the statue, as in deduction 2c(1), or are allowed to arrive at an assessment base consisting of net operating revenues from the securities business. For example, line 2c(9) allows for a deduction of either the total of interest and dividend expense (not to exceed interest and dividend income), as reported on FOCUS line 22/PART IIA line 13 (Code 4075), plus line 2b(4) or 40% of interest earned on customers' securities accounts (40% of FOCUS Line 5 Code 3960). Be certain to complete both line (i) and (ii), entering the greater of the two in the far right column. Dividends paid to shareholders are not considered "Expense" and thus are not to be included in the deduction. Likewise, interest and dividends paid to partners pursuant to the partnership agreements would also not be deducted.

If the amount reported on line 2c (8) aggregates to $100,000 or greater, supporting documentation must accompany the form that identifies these deductions. Examples of support information include: contractual agreements, prospectuses, and limited partnership documentation.

(i) Determine your SIPC Net Operating Revenues, item 2d, by adding to item 2a, the total of item 2b, and deducting the total of item 2c.

(ii) Multiply SIPC Net Operating Revenues by the applicable rate. Enter the resulting amount in item 2e and on line 2A of page 1.

(iii) Enter on line 2B the assessment due as reflected on the SIPC-6 previously filed.

(iv) Subtract line 2B and 2C from line 2A and enter the difference on line 2D. This is the balance due for the period.

(v) Enter interest computed on late payment (if applicable) on line 2E.

(vi) Enter the total due on line 2F and the payment of the amount due on line 2G.

(vii) Enter overpayment carried forward (if any) on line 2H.

D. Any SIPC member which is also a bank (as defined in the Securities Exchange Act of 1934) may exclude from SIPC Net Operating Revenues dividends and interest received on securities in its investment accounts to the extent that it can demonstrate to SIPC's satisfaction that such securities are held, and such dividends and interest are received, solely in connection with its operations as a bank and not in connection with its operations as a broker, dealer or member of a national securities exchange. Any member who excludes from SIPC Net Operating Revenues any dividends or interest pursuant to the preceding sentence shall file with this form a supplementary statement setting forth the amount so excluded and proof of its entitlement to such exclusion.

E. <u>Interest on Assessments</u>. If all or any part of assessment payable under Section 4 of the Act has not been postmarked within 15 days after the due date thereof, the member shall pay, in addition to the amount of the assessment, interest at the rate of 20% per annum on the unpaid portion of the assessment for each day it has been overdue.

F. Securities and Exchange Commission Rule 17a-5(e)(4) requires those who are not exempted from the audit requirement of the rule and whose gross revenues are in excess of $500,000 to file a supplemental independent public accountants report covering this SIPC-7 no later than 60 days after their fiscal year ends.

Mail this completed form to SIPC together with a check for the amount due, made payable to SIPC, using the enclosed return PO BOX envelope, pay via ACH Debit Authorization through SIPC's ACH system at www.sipc.org/for-members/assessments or wire the payment to:

On the wire identify the name of the firm and its SEC Registration 8-# and label it as "for assessment." Please fax a copy of the assessment form to (202)-223-1679 or e-mail a copy to form@sipc.org on the same day as the wire.

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From Section 16(9) of the Act: The term “gross revenues from the securities business” means the sum of (but without duplication)— (A) commissions earned in connection with transactions in securities effected for customers as agent (net of commissions paid to other brokers and dealers in connection with such transactions) and markups with respect to purchases or sales of securities as principal; (B) charges for executing or clearing transactions in securities for other brokers and dealers; (C) the net realized gain, it any, from principal transactions in securities in trading accounts; (D) the net profit, if any, from the management of or participation in the underwriting or distribution of securities; (E) interest earned on customers’ securities accounts; (F) fees for investment advisory services (except when rendered to one or more registered investment companies or insurance company separate accounts) or account supervision with respect to securities; (G) fees for the solicitation of proxies with respect to, or tenders or exchanges of, securities; (H) income from service charges or other surcharges with respect to securities; (I) except as otherwise provided by rule of the Commission, dividends and interest received on securities in investment accounts of the broker or dealer; (J) fees in connection with put, call, and other options transactions in securities; (K) commissions earned for transactions in (i) certificates of deposit, and (ii) Treasury bills, bankers acceptances, or commercial paper which have a maturity at the time of issuance of not exceeding nine months, exclusive of days of grace, or any renewal thereof, the maturity of which is likewise limited, except that SIPC shall by bylaw include in the aggregate of gross revenues only an appropriate percentage of such commissions based on SIPC’s loss experience with respect to such instruments over at least the preceding five years; and (L) fees and other income from such other categories of the securities business as SIPC shall provide by bylaw. Such term includes revenues earned by a broker or dealer in connection with a transaction in the portfolio margining account of a customer carried as securities accounts pursuant to a portfolio margining program approved by the Commission. Such term does not include revenues received by a broker or dealer in connection with the distribution of shares of a registered open end investment company or unit investment trust or revenues derived by a broker or dealer from the sales of variable annuities, the business of insurance, or transactions in security futures products. From Section 16(14) of the Act: The term “Security” means any note, stock, treasury stock, bond, debenture, evidence of indebtedness, any collateral trust certificate, preorganization certificate or subscription, transferable share, voting trust certificate, certificate of deposit, certificate of deposit for a security, or any security future as that term is defined in section 78c(a)(55)(A) of this title, any investment contract or certificate of interest or participation in any profit-sharing agreement or in any oil, gas or mineral royalty or lease (if such investment contract or interest is the subject of a registration statement with the Commission pursuant to the provisions of the Securities Act of 1933 [15 U.S.C. 77a et seq.]), any put, call, straddle, option, or privilege on any security, or group or index of securities (including any interest therein or based on the value thereof), or any put, call, straddle, option, or privilege entered into on a national securities exchange relating to foreign currency, any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, or warrant or right to subscribe to or purchase or sell any of the foregoing, and any other instrument commonly known as a security. Except as specifically provided above, the term “security” does not include any currency, or any commodity or related contract or futures contract, or any warrant or right to subscribe to or purchase or sell any of the foregoing. From SIPC Bylaw Article 6 (Assessments): Section 1(f): The term “gross revenues from the securities business” includes the revenues in the definition of gross revenues from the securities business set forth in the applicable sections of the Act. Section 3: For purpose of this article: (a) The term “securities in trading accounts” shall mean securities held for sale in the ordinary course of business and not identified as having been held for investment. (b) The term “securities in investment accounts” shall mean securities that are clearly identified as having been acquired for investment in accordance with provisions of the Internal Revenue Code applicable to dealers in securities. (c) The term “fees and other income from such other categories of the securities business” shall mean all revenue related either directly or indirectly to the securities business except revenue included in Section 16(9)(A)-(L) and revenue specifically excepted in Section 4(c)(3)(C)[Item 2c(1), page 2]. Note: If the amount of assessment entered on line 2e of SIPC-7 is greater than 1/2 of 1% of “gross revenues from the securities business” as defined above, you may submit that calculation along with the SIPC-7 from to SIPC and pay the smaller amount, subject to review by your Examining Authority and by SIPC. PC Examining Authorities: ASE American Stock Exchange, LLC FINRA Financial Industry Regulatory Authority CBOE Chicago Board Options Exchange Incorporated NYSE Arca, Inc. CHX Chicago Stock Exchange Incorporated NASDAQ OMX PHLX SIPC Securities Investor Protection Corporation 4